Employee benefits - Pension and other post-employment benefits - Sensitivity Analysis of Key Assumptions (Detail) $ in Millions	Oct. 31, 2019 CAD ($)
Defined benefit pension plans [member] | Impact of 100 bps in discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact of increase in actuarial assumption	$ (2,248)
Impact of decrease in actuarial assumption	2,834
Defined benefit pension plans [member] | Impact of 50 bps in rate of increase in future compensation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact of increase in actuarial assumption	66
Impact of decrease in actuarial assumption	(70)
Defined benefit pension plans [member] | Impact of increase in longevity of one additional year [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact of increase in actuarial assumption	425
Post employment plan [member] | Impact of 100 bps in discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact of increase in actuarial assumption	(239)
Impact of decrease in actuarial assumption	304
Post employment plan [member] | Impact of 50 bps in rate of increase in future compensation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact of increase in actuarial assumption	1
Impact of decrease in actuarial assumption	(1)
Post employment plan [member] | Impact of increase in longevity of one additional year [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact of increase in actuarial assumption	36
Post employment plan [member] | Impact of 100 bps in Healthcare cost trend rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact of increase in actuarial assumption	81
Impact of decrease in actuarial assumption	$ (68)